As filed with the Securities and Exchange Commission on February 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedules of Investments.

Coldstream Dividend Growth Fund
Schedule of Investments
at December 31, 2012 (Unaudited)

Shares		COMMON STOCKS - 93.95%	Value
		Beverage and Tobacco Product Manufacturing - 8.79%
25,165		Altria Group, Inc.	$790,684
27,620		Coca-Cola Co.	1,001,225
14,895		PepsiCo, Inc.	1,019,265
9,870		Philip Morris International, Inc.	825,527
			3,636,701
		Chemical Manufacturing - 10.41%
22,400		Abbott Laboratories	1,467,200
11,525		Colgate Palmolive Co.	1,204,823
12,200		Johnson & Johnson	855,220
19,000		Merck & Co., Inc.	777,860
			4,305,103
		Computer and Electronic Product Manufacturing - 9.56%
2,350		Apple, Inc.	1,252,621
47,900		Cisco Systems, Inc.	941,235
4,500		International Business Machines Corp.	861,975
25,060		Xilinx, Inc.	899,654
			3,955,485
		Credit Intermediation and Related Activities - 2.12%
14,000		Ameriprise Financial, Inc.	876,820
		Fabricated Metal Product Manufacturing - 2.24%
20,000		Crane Co.	925,600
		Food and Beverage Stores - 1.97%
45,000		Safeway, Inc.	814,050
		Food Manufacturing - 3.95%
14,000		H.J. Heinz Co.	807,520
13,000		McCormick & Co., Inc.	825,890
			1,633,410
		Food Services and Drinking Places - 2.04%
9,575		McDonald's Corp.	844,611
		General Merchandise Stores - 4.91%
21,000		Macy's, Inc.	819,420
20,500		Target Corp.	1,212,985
			2,032,405
		Health and Personal Care Stores - 2.24%
25,000		Walgreen Co.	925,250
		Insurance Carriers and Related Activities - 3.85%
15,015		Aflac, Inc.	797,597
23,000		Marsh & McLennan Cos., Inc.	792,810
			1,590,407
		Machinery Manufacturing - 7.77%
10,000		Caterpillar, Inc.	895,800
10,000		Deere & Co.	864,200
69,285		General Electric Co.	1,454,292
			3,214,292
		Merchant Wholesalers, Nondurable Goods - 1.99%
20,000		Cardinal Health, Inc.	823,600
		Miscellaneous Manufacturing - 4.43%
9,000		3M Co.	835,650
24,300		Medtronic, Inc.	996,786
			1,832,436
		Oil and Gas Extraction - 3.44%
11,900		Enterprise Products Partners L.P.	595,952
27,000		Marathon Oil Corp.	827,820
			1,423,772
		Petroleum and Coal Products Manufacturing - 8.37%
9,565		Chevron Corp.	1,034,359
17,735		ConocoPhillips	1,028,452
9,500		Exxon Mobil Corp.	822,225
10,867		Phillips 66	577,038
			3,462,074
		Pipeline Transportation - 2.92%
19,000		Copano Energy LLC	600,970
13,400		Plains All American Pipeline, L.P.	606,216
			1,207,186
		Publishing Industries (except Internet) - 2.64%
40,905		Microsoft Corp.	1,093,391
		Rail Transportation - 2.13%
7,000		Union Pacific Corp.	880,040
		Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.00%
4,000		BlackRock, Inc.	826,840
		Support Activities for Mining - 2.01%
14,000		Ensco PLC - Class A (a)	829,920
		Transportation Equipment Manufacturing - 4.17%
13,000		Honeywell International, Inc.	825,110
18,000		Magna International, Inc. (a)	900,360
			1,725,470

		TOTAL COMMON STOCKS (Cost $36,999,999)	38,858,863

Shares		SHORT-TERM INVESTMENTS - 5.94%	Value
2,458,253		Fidelity Institutional Money Market Portfolio - Class I, 0.14% (b)	2,458,253
		TOTAL SHORT-TERM INVESTMENTS (Cost $2,458,253)	2,458,253

		TOTAL INVESTMENTS IN SECURITIES (Cost $39,458,252) - 99.89%	41,317,116
		Other Assets in Excess of Liabilities - 0.11%	47,298
		NET ASSETS - 100.00%	$41,364,414

	(a)	U.S. traded security of a foreign issuer.
	(b)	Rate shown is the 7-day annualized yield as of December 31, 2012.

Note 1 – Securities Valuation

The Coldstream Dividend Growth Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$844,611	$-	$-	$844,611
Finance and Insurance	3,294,067	-	-	3,294,067
Information	1,093,391	-	-	1,093,391
Manufacturing	24,690,571	-	-	24,690,571
Mining, Quarrying, and Oil and Gas Extraction	2,253,692	-	-	2,253,692
Retail Trade	3,771,705	-	-	3,771,705
Transportation and Warehousing	2,087,226	-	-	2,087,226
Wholesale Trade	823,600	-	-	823,600
Total Common Stocks	38,858,863	-	-	38,858,863
Short-Term Investments	2,458,253	-	-	2,458,253
Total Investments in Securities	$41,317,116	$-	$-	$41,317,116

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2012, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended December 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$39,505,120

Gross unrealized appreciation	$2,282,421
Gross unrealized depreciation	(470,425)
Net unrealized appreciation	$1,811,996

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*/s/  Douglas G. Hess
               Douglas G. Hess, President

Date 12/12/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 12/12/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 12/12/2013

* Print the name and title of each signing officer under his or her signature.